Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Minimum aggregate rental commitment under all noncancelable operating leases
2012	$ 255
2013	221
2014	201
2015	160
2016	119
Thereafter	1,048
Total	$ 2,004